Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments
The following table summarizes the terms of our derivative financial instruments as of September 30, 2022:

	Notional Amount		Strike	Effective Date	Maturity Date
Interest Rate Derivative:
SOFR Cap	$125,000,000		1.75%	June 1, 2022	June 30, 2023
SOFR Cap	125,000,000		2.00%	June 1, 2022	June 28, 2024
Foreign Currency Forward:
Denominated in CAD	$125,925,000	(1)	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD	126,165,000	(1)	1.2617	April 12, 2022	October 12, 2022 (2)

(1)	Notional amounts shown are denominated in CAD.
(2)
On October 12, 2022, we settled this foreign currency forward, receiving a net settlement of approximately $8.7 million, and simultaneously entered into a new CAD $137.7 million currency forward with a settlement date of October 12, 2023.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2021:

	Notional Amount		Strike	Effective Date	Maturity Date
Interest Rate Swap:
LIBOR Swap	$235,000,000		1.79%	June 15, 2019	February 15, 2022
Foreign Currency Forward:
Denominated in CAD	$125,925,000	(1)	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD	122,020,000	(1)	1.2202	May 6, 2021	April 12, 2022

(1)	Notional amount shown is denominated in CAD.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2021:

	Notional Amount		Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Swap:
LIBOR Swap	$235,000,000		1.79%	June 15, 2019	February 15, 2022
Foreign Currency Forwards:
Denominated in CAD	$125,925,000	(1)	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD	122,020,000	(1)	1.2202	May 6, 2021	April 12, 2022

(1)	Notional amounts shown are denominated in CAD.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2020:

	Notional Amount		Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Swap:
LIBOR Swap	$235,000,000		1.79%	June 15, 2019	February 15, 2022
Interest Rate Cap:
LIBOR Cap	$80,000,000		0.50%	August 3, 2020	August 2, 2021
CDOR Cap	99,300,000	(1)	3.00%	October 11, 2018	October 15, 2021
CDOR Cap	1,000,000	(1)	3.00%	March 28, 2019	October 15, 2021
CDOR Cap	11,700,000	(1)	3.00%	May 28, 2019	October 15, 2021
Foreign Currency Forward:
Denominated in CAD	$95,000,000	(1)	1.334	February 10, 2020	February 10, 2021	(2)

(1)	Notional amount shown is denominated in CAD.
(2)	On February 10, 2021, we rolled this currency forward into a new $95 million CAD currency forward with a strike price of 1.334, and a maturity date of April 12, 2021.

Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets
The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of September 30, 2022 and December 31, 2021:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	September 30, 2022	December 31, 2021
Interest Rate Derivatives
Accounts payable and accrued liabilities	$—	$490,341
Other assets	6,921,896	—
Foreign Currency Hedges
Other assets	$17,045,378	$4,261,100

The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2021 and 2020:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	December 31, 2021	December 31, 2020
Interest Rate Swaps
Accounts payable and accrued liabilities	$490,341	$4,379,424
Foreign Currency Hedges
Other assets	$4,261,100	$—
Accounts payable and accrued liabilities	—	3,270,910